Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) segment		Dec. 31, 2019 USD ($)
Operating segments [Abstract]
Number of operating segments | segment		1
Disclosure of geographical areas [line items]
Product revenue	$ 50,879	$ 50,916	[1]	$ 30,864	[1]
Broadband IoT
Disclosure of geographical areas [line items]
Product revenue	23,699	35,766		15,344
Massive IoT
Disclosure of geographical areas [line items]
Product revenue	27,180	15,150		15,520
Product
Disclosure of geographical areas [line items]
Product revenue	30,410	37,919	[1]	21,947	[1]
Development and other services
Disclosure of geographical areas [line items]
revenue from sales of license	2,648	350		2,578
License
Disclosure of geographical areas [line items]
revenue from sales of other services	17,821	12,647		6,339
Total Asia
Disclosure of geographical areas [line items]
Product revenue	20,165	34,444		21,704
Taiwan
Disclosure of geographical areas [line items]
Product revenue	14,668	10,494		11,387
Korea
Disclosure of geographical areas [line items]
Product revenue	1,090	23,076		6,813
China (including Hong-Kong)
Disclosure of geographical areas [line items]
Product revenue	3,509	821		3,398
Rest of Asia
Disclosure of geographical areas [line items]
Product revenue	898	53		106
Germany
Disclosure of geographical areas [line items]
Product revenue	4,990	0		0
United States of America
Disclosure of geographical areas [line items]
Product revenue	22,565	13,015		7,962
Rest of world
Disclosure of geographical areas [line items]
Product revenue	$ 3,159	$ 3,457		$ 1,198
Revenue Risk [Member] | International
Disclosure of geographical areas [line items]
Concentration Risk, Percentage	99.60%	99.60%		99.80%

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2